(Loss) earnings per share (Details Narrative) - shares shares in Millions	6 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	7.4	7.4
Warrants [Member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	42.0	42.0